Non-controlling interests	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
Non-controlling interests
Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at			Dec 31 2017			Dec 31 2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Current assets	$248,032	$27,240	$275,272	$155,422	$12,123	$167,545
Non-current assets	720,356	105,375	825,731	746,202	116,314	862,516
Current liabilities	(231,259)	(12,489)	(243,748)	(177,088)	(14,622)	(191,710)
Non-current liabilities	(293,184)	(76,090)	(369,274)	(339,369)	(84,540)	(423,909)
Net assets	443,945	44,036	487,981	385,167	29,275	414,442
Carrying amount of Methanex non-controlling interests	$216,599	$27,748	$244,347	$188,099	$20,416	$208,515

For the years ended December 31			2017			2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Revenue	$285,017	$32,094	$317,111	$111,728	$26,148	$137,876
Net and total comprehensive income (loss)	65,241	6,981	72,222	(79,963)	4,781	(75,182)
Net and total comprehensive income (loss) allocated to Methanex non-controlling interests	55,470	3,492	58,962	(18,069)	2,389	(15,680)
Equity contributions by non-controlling interests	$—	$8,170	$8,170	$—	$25	$25
Distributions paid and accrued to non-controlling interests	$(26,970)	$(4,330)	$(31,300)	$(23,264)	$(1,410)	$(24,674)

For the years ended December 31			2017			2016
	Methanex Egypt	Other[1]	Total	Methanex Egypt	Other[1]	Total
Cash flows from (used in) operating activities	$131,175	$19,538	$150,713	$(23,992)	$17,718	$(6,274)
Cash flows from (used in) financing activities	(27,365)	(3,250)	(30,615)	(24,929)	55,891	30,962
Cash flows from (used in) investing activities	$(18,839)	$(605)	$(19,444)	$(4,637)	$(70,516)	$(75,153)

[1]	Other is comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.

The Company has reclassified the presentation of amounts relating to accrued distributions to Methanex Egypt in Changes in non-cash working capital from Operating activities to Financing activities. The reclassification has been reflected in the comparative figures.